Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash and cash equivalents	$ 751,430	$ 816,002
Available-for-sale securities, including encumbered securities of $0 and $965,927, at fair value	1,781,705	3,255,144
Held-to-maturity securities, including encumbered securities of $0 and $45,086, at amortized cost	1,191,487	47,036
Loans receivable, net	7,451,998	7,935,877
Covered loans, net	288,376	382,183
Interest receivable	46,857	52,332
Premises and equipment, net	178,845	166,593
Real estate held for sale	99,478	159,829
Covered real estate held for sale	29,549	56,383
FDIC indemnification asset	87,571	101,634
FHLB stock	149,840	151,755
Intangible assets, including goodwill of $251,653	256,076	256,271
Federal and state income taxes, net	22,513	0
Other assets	137,219	59,710
Assets	12,472,944	13,440,749
Customer accounts
Transaction deposit accounts	2,946,453	2,662,188
Time deposit accounts	5,630,165	6,003,715
Savings and Demand Accounts and Repurchase Agreements with Customers	8,576,618	8,665,903
FHLB advances	1,880,000	1,962,066
Other borrowings	0	800,000
Advance payments by borrowers for taxes and insurance	40,041	39,548
Federal and State income taxes, including net deferred assets (liabilities) of $8,449 and $(17,075)	0	1,535
Accrued expenses and other liabilities	76,533	65,164
Liabilities	10,573,192	11,534,216
Stockholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized;129,950,223 and 129,853,534 shares issued; 106,177,615 and 108,976,410 shares outstanding	129,950	129,854
Paid-in capital	1,586,295	1,582,843
Accumulated other comprehensive income, net of taxes	13,306	85,789
Treasury stock, at cost; 23,772,608 and 20,877,124 shares	(310,579)	(268,665)
Retained earnings	480,780	376,712
Stockholders' Equity	1,899,752	1,906,533
Liabilities and Equity	$ 12,472,944	$ 13,440,749